Average Annual Total Returns - Voya Index Plus MidCap Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P MidCap 400® Index 1 Yr		Class I S&P MidCap 400® Index 5 Yrs		Class I S&P MidCap 400® Index 10 Yrs		Class I S&P MidCap 400® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P MidCap 400® Index 1 Yr		Class S S&P MidCap 400® Index 5 Yrs		Class S S&P MidCap 400® Index 10 Yrs		Class S S&P MidCap 400® Index Since Inception
Total	8.25%	9.60%	10.29%		Dec. 16, 2097	13.66%	[1]	12.35%	[1]	11.51%	[1]	[1]	7.98%	9.32%	10.02%		Jul. 16, 2001	13.66%	[1]	12.35%	[1]	11.51%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.